EQUITY (Narrative) (Details) $ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Millions					1 Months Ended				12 Months Ended
	Mar. 14, 2022 CAD ($) $ / shares shares	Mar. 14, 2022 ILS (₪)	May 10, 2021 CAD ($) Shares shares	May 10, 2021 USD ($) Shares $ / shares	Aug. 19, 2022 CAD ($) shares	Aug. 19, 2022 USD ($) shares	Mar. 28, 2022 CAD ($) shares	Mar. 28, 2022 ILS (₪) shares	Dec. 31, 2022 CAD ($) Shares $ / shares shares	Dec. 31, 2022 USD ($) Shares $ / shares shares	Dec. 31, 2021 CAD ($) Shares $ / shares shares		Dec. 31, 2020 CAD ($)	Mar. 14, 2022 $ / shares shares	May 10, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares									7,569,526		6,811,620
Proceeds from issuing shares									$ 3,756,000		$ 28,131,000		$ 0
Gross proceeds from warrants recorded as Share capital and premium											11,832,000
Transaction costs incurred for common share issuance									178,000		3,800,000
Proceeds from exercise of warrants and compensation options									$ 0		$ 3,682,000		6,378,000
Weighted average value of each option grant | $ / shares									$ 10.85		$ 62
Number of share options exercised | Shares									22,705	22,705	51,735
Exercise price of compensation option | $ / shares									$ 16		$ 24.3
Number of share options granted | Shares									32,503	32,503	296,427
Share-based compensation									$ 2,637,000		$ 5,422,000	[1]	$ 3,382,000
Number of compensation warrants to acquired | shares									18,261
Warrant price per share | (per share)									$ 84.2	$ 66.1
Private Placement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares					599,999	599,999			599,999
Proceeds from issuing shares					$ 6,500,000	$ 5			$ 3,756,000	$ 3
Transaction costs incurred for common share issuance					178,000				$ 178,000
Gross proceeds from issuance of units					$ 6,500,000	$ 5
Number of options exercised in cashless mechanism | shares									1,873	1,873
Number of options exercised in cashless mechanism to ordinary shares | shares									904	904
Pharm Yarok [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares	52,370													52,370
Par value per share | $ / shares	$ 26.16
Proceeds from issuing shares	$ 1,370,000
Vironna pharmacy [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares	48,536													48,536
Par value per share | (per share)	$ 28.09													$ 22.09
Proceeds from issuing shares	$ 1,360,000	₪ 3,500
Oranim Pharm [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares							25,100	25,100
Par value per share | (per share)	$ 25.1													$ 19.74
Proceeds from issuing shares							$ 600,000	₪ 1,536
Overnight Marketed Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares			608,696
Par value per share | $ / shares															$ 57.5
Proceeds from issuing shares			$ 42,502,000	$ 35
Number of warrants issued for common shares | Shares			45,652	45,652
Expenses for share based compensation			$ 800,000
Number of share options granted | Shares			91,304	91,304
2021 Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued for common shares | Shares			304,348	304,348
Exercise price of warrants issued per common share | $ / shares				$ 7.2
Number of common shares called by warrants | shares			304,348
Term of warrants			5 years	5 years
Gross proceeds from warrants recorded as Share capital and premium			$ 30,670,000
Warrant liability			11,832,000
Transaction costs incurred for common share issuance			3,800,000
2021 Warrant [Member] | Listed Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs incurred for common share issuance			1,296,000
2021 Warrant [Member] | Share Capital [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs incurred for common share issuance			$ 2,539,000
2018 Share Incentive Plan" (the "2018 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation									$ 2,637,000		5,422,000
Number of shares available for future grants | shares									299,650	299,650
Weighted average fair value of each option grant									$ 31.9		$ 41.6
Weighted average remaining contractual life for the share options outstanding									4 years 3 months 25 days	4 years 3 months 25 days	5 years 4 months 13 days
2018 Share Incentive Plan" (the "2018 Plan") [Member] | Vest on the first anniversary of the applicable vesting commencement date [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vest									33.30%	33.30%
2018 Share Incentive Plan" (the "2018 Plan") [Member] | Vest in eight equal installments upon the lapse of each three-month period thereafter [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vest									66.70%	66.70%

[1]	Reclassified in respect of discontinued operations - see Note 24.